Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands	Ordinary shares	Convertible Ordinary 1 and 2 shares	Convertible Preferred shares	Additional paid-in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021	$ 51	$ 5	$ 78	$ 30,041	$ (29,721)	$ 454
Balance (in Shares) at Dec. 31, 2021	12,893,800	7,484,400	28,572,000
Share-based compensation (Note 5)				112		112
Contribution to equity due to free interest loan from controlling shareholder (Note 7)				56		56
Net loss					(836)	(836)
Balance at Jun. 30, 2022	$ 51	$ 5	$ 78	30,209	(30,557)	(214)
Balance (in Shares) at Jun. 30, 2022	12,893,800	7,484,400	28,572,000
Balance at Dec. 31, 2022	$ 51	$ 5	$ 78	30,375	(30,969)	(460)
Balance (in Shares) at Dec. 31, 2022	2,578,760	1,496,880	5,714,400
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses	$ 27			6,355		6,382
Issuance of Ordinary Shares upon completion of an initial public offering, net of offering expenses (in Shares)	1,950,000
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 3A)	$ 83	$ (5)	$ (78)
Voluntary conversion of all shares with preferences over Ordinary Shares into Ordinary Shares (Note 3A) (in Shares)	7,211,280	(1,496,880)	(5,714,400)
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 3D)	$ 16			4,555		4,571
Automatic conversion of all convertible advanced investments into Ordinary Shares (Note 3D) (in Shares)	1,142,856
Deemed dividend resulted from trigger of down round protection feature of certain warrants granted (Note 3E)				7	(7)
Financial liability classified to equity upon determination of exercise price of certain warrants granted (Note 3F)				194		194
Share-based compensation (Note 5)				176		176
Exercise of options into ordinary shares to be issued (Note 5)				28		28
Net loss					(924)	(924)
Balance at Jun. 30, 2023	$ 177			$ 41,690	$ (31,900)	$ 9,967
Balance (in Shares) at Jun. 30, 2023	12,882,896